Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 25,950	$ 19,906	$ 16,957
Interest cost	16,240	15,307	13,738
Expected return on plan assets	(17,431)	(17,416)	(12,558)
Prior service cost	348	352	358
Net actuarial losses recognized	16,888	8,510	7,919
Curtailment/settlement (gains) losses	72		83
Net Pension Cost	42,067	26,659	26,497
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,337	3,731	3,535
Interest cost	7,246	8,076	7,622
Expected return on plan assets	(7,715)	(7,867)	(7,057)
Prior service cost	7	10	12
Net actuarial losses recognized	2,771	2,169	2,472
Curtailment/settlement (gains) losses	234		(26)
Net Pension Cost	$ 6,880	$ 6,119	$ 6,558